OPERATING LEASE - Additional Information (Detail) - CNY (¥) ¥ in Thousands	6 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Lessee, Lease, Description [Line Items]
Lessee, Operating Lease, Existence of Option to Extend [true false]	true
Lease option to extend	The Group leases apartments from landlords usually for a period of five to six years which may be extended for an additional three or two years at the discretion of the landlords.
Fixed rent, lock in period	3 years
Annual, non-compounding increase for the rest of the lease period	5.00%
Operating lease expenses	¥ 172,046	¥ 300,668
Minimum
Lessee, Lease, Description [Line Items]
Lessee, Operating Lease, Term of Contract	5 years
Rent free period with landlords	1 month
Maximum
Lessee, Lease, Description [Line Items]
Lessee, Operating Lease, Term of Contract	6 years
Rent free period with landlords	2 months